ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1. ORGANIZATION AND BASIS OF PRESENTATION

Youku Inc. (“Youku”) was incorporated under the laws of the Cayman Islands on September 20, 2005. Youku was formerly known as 1Verge Inc. and changed its name to Youku.com Inc. on June 20, 2008. On October 18, 2011, Youku changed its legal name from Youku.com Inc. to Youku Inc. On March 11, 2012, Youku, Two Merger Sub Inc. (“Merger Sub”), a wholly owned subsidiary of Youku, and Tudou Holdings Limited (“Tudou”) entered into the agreement and plan of Merger (the “Merger Agreement”) for Tudou to combine with Youku in a 100% stock-for-stock transaction. On August 23, 2012, the merger (the “Merger”) between Tudou and Merger Sub was completed pursuant to the Merger Agreement. As a result of the Merger, Tudou has become a wholly-owned subsidiary of Youku. Youku changed its legal name from Youku Inc. to Youku Tudou Inc. (the “Company”) at the effective time of the Merger.

Tudou was incorporated under the laws of Cayman Islands as a limited liability company on April 15, 2010. Tudou was incorporated as an investment holding company and has no significant assets or operations of its own, other than its investments in the wholly-owned subsidiaries and consolidated affiliated entities.

The Company, its wholly-owned subsidiaries, consolidated affiliated entities and its directly held wholly-owned subsidiaries (“Consolidated Affiliated Entities”) are hereinafter collectively referred to as the “Group”.

The Group provides online video sharing and distribution services, online advertising services and mobile value-added services through its internet sites, www.youku.com and www.tudou.com. The Group’s principal geographic market is in the PRC. The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly-owned subsidiaries and Consolidated Affiliated Entities in the PRC.

As of December 31, 2013, the Company’s significant subsidiaries and Consolidated Affiliated Entities were as follows:

	Place of Incorporation	Date of Establishment /Acquisition	Percentage of Ownership	Principal Activities
Subsidiaries:
1Verge Internet Technology (Beijing) Co., Ltd. (“1Verge Internet”)	PRC	November 14, 2005	100%	Provision of general and administrative services to group companies

Jet Brilliant Limited (“Jet Brilliant”)	Hong Kong	Acquired on April 27, 2010	100%	Provision of general and administrative services to group companies

Beijing Jet Brilliant Advertising Co., Ltd. (“Jet Brilliant Beijing”), a wholly-owned subsidiary of Jet Brilliant	PRC	Acquired on April 27, 2010	100%	Advertising agency business

Youku Video (Xi’an) Media Technology Co., Ltd. (“Youku Xi’an”), a wholly-owned subsidiary of Jet Brilliant	PRC	August 1, 2011	100%	Provision of content scrutiny for compliance of content regulations

Trade Lead Investments Ltd. (“Trade Lead”)	BVI	January 6, 2012	100%	Copyright agency services

Tudou Holdings Limited (“Tudou”)	Cayman	Acquired on August 23, 2012	100%	Investment holding

StarCloud Media Co., Ltd.(“StarCloud”), a wholly-owned subsidiary of Tudou	BVI	Acquired on August 23, 2012	100%	Investment holding

Reshuffle Technology (Shanghai) Co., Ltd. (“Reshuffle Technology”), indirectly wholly-owned by StarCloud	PRC	Acquired on August 23, 2012	100%	Technology consulting and administrative services

Chuanxian Technology (Shanghai) Co., Ltd. (“Chuanxian”), indirectly wholly-owned by StarCloud	PRC	Acquired on August 23, 2012	100%	Technology consulting services

Consolidated Affiliated Entities:
1Verge Information Technology (Beijing) Co., Ltd. (“1Verge Information”)	PRC	February 24, 2006	Nil	Online video sharing and distribution services, online advertising services, mobile value added services

Zhejiang Dongyang Tianshi Media Ltd. (“Tianshi”)	PRC	Acquired on January 6, 2012	Nil	Advertising agency, television production and cultural information consultation

Quan Toodou Network Science and Technology Co., Ltd. (“Quan Toodou”)	PRC	Acquired on August 23, 2012	Nil	Online advertising operations

Shanghai Quan Toodou Cultural Communication Co., Ltd. (“Toodou Cultural”), a wholly-owned subsidiary of Quan Toodou	PRC	Acquired on August 23, 2012	Nil	Advertising production and operations

In April 2010, the Company acquired 100% of the equity interest of Jet Brilliant, a Hong Kong company which wholly owns Jet Brilliant Beijing, an advertising company established in Beijing.

In August 2011, the Company established Youku Xi’an, a wholly-owned subsidiary of the Company, which mainly engages in content scrutiny for compliance of content regulations.

On January 6, 2012, as an existing holder of 5% equity interest in Trade Lead and Tianshi, the Company completed the acquisition of the remaining 95% equity interest in Trade Lead and Tianshi (Note 4). On the acquisition date, Youku and 1Verge Internet entered into a series of contractual arrangements with Tianshi and the respective shareholders of Tianshi, Ms. Wen Lu and Ms. Qiong Hu, both employees of the Company. On September 17, 2013, 1 Verge Information injected RMB7 million as registered capital into Tianshi. Upon completion of the increase of registered capital, 1 Verge Information became a shareholder of Tianshi that holds 70% of its equity interest, and Ms. Wen Lu and Ms. Qiong Hu jointly hold the remaining 30% the equity interest of Tianshi.

On August 23, 2012, upon completion of the Merger, Tudou and Reshuffle Technology, entered into a series of contractual agreements with Quan Toodou and the respective shareholders of Quan Toodou, Ms. Qiong Qin, the wife of Youku’s founder and chief executive officer, Mr. Victor Koo, Mr. Wei Wang, the founder and chief executive officer of Tudou, and Ms. Zhiqi Wang, an employee of Tudou.

In November, 2012, Ms. Qiong Qin transferred 60% equity interest in 1Verge Information to Mr. Dele Liu. As a result, Ms. Qiong Qin and Mr. Dele Liu held 20% and 80% of 1Verge Information respectively.

In January 2013, Mr. Wei Wang and Ms. Zhiqi Wang transferred 33.3% of their equity interest in Quan Toodou to Mr. Dele Liu and Mr. Zhou Yu, an employee of Tudou. As a result, Ms. Qiong Qin, Mr. Dele Liu and Mr. Zhou Yu held 66.7%, 15.3% and 18% of Quan Toodou respectively.

In July 2013, 1Verge Information acquired 100% equity interest in Beijing Maiyu Cultural Diffusion Co. Ltd. (“Maiyu”) for cash consideration of RMB7 million. After the acquisition, Maiyu became a wholly-owned subsidiary of the Group and the Company recognized goodwill for RMB6,999 (US$1,156) Maiyu mainly engages in advertising design and publication activities.

In September 2013, Mr. Zhou Yu transferred 18% of his equity interest in Quan Toodou to Ms. Qiong Qin. As a result, Ms. Qiong Qin held 84.7% of Quan Toodou.

PRC laws and regulations prohibit or restrict foreign ownership of Internet content and online advertising businesses. To comply with these foreign ownership restrictions, the Group operates its websites and provides online video and online advertising services in the PRC through the Consolidated Affiliated Entities, the PRC legal entities that were established by the individuals authorized by the Group. The paid-in capital of the Consolidated Affiliated Entities was mainly funded by the Group through loans extended to the authorized individuals.

The principal terms of the series of contractual arrangements (“Contractual Agreements”) the Company entered into with its Consolidated Affiliated Entities and their respective shareholders are further described below:

Equity option agreements

Pursuant to the equity option agreements amongst 1Verge Internet, 1Verge Information and its shareholders, amended and restated in August 2010, the shareholders granted 1Verge Internet or its designated party, an exclusive irrevocable option to purchase, all or part of the equity interests held by its shareholders, when and to the extent permitted under PRC law, at an amount equal to either a) the amount of loans extended to the shareholders under the loan agreements mentioned below or b) the lowest price then permitted by PRC law in consideration of the cancellation of all or part of the loans extended to the shareholders under the loan agreements. Without the consent of 1Verge Internet or its designated party, the shareholders may not transfer, donate, pledge, or otherwise dispose of their equity shareholdings in any way. The agreement will remain in full force and effect until the earlier of (i) the date on which all of the equity interests in 1Verge Information has been acquired by 1Verge Internet or its designated party or (ii) upon the unilateral termination by 1Verge Internet or its designated party, by giving 30 days advance written notice of termination to the shareholders of 1Verge Information.

The equity option agreements were amended and restated in November 2012 and April 2013 amongst 1Verge Internet, 1Verge Information and its shareholders such that the Company became a party to the agreement and has been granted all the rights that 1Verge Internet has been granted under the agreement. In addition, the Company, at its sole discretion, has the right to decide whether the option and other rights granted under the agreement will be exercised by the Company, 1Verge Internet or its designated party. Any additional consideration paid to the shareholders to exercise the option in excess of the amount of loans extended to the shareholders under the loan agreement shall be returned to 1Verge Internet or its designated party after the completion of the equity interest transfer. To ensure that the cash flow requirements of 1Verge Information’s ordinary operations are met and/or to set off any losses that may be incurred, the Company is obligated, only to the extent permissible under PRC laws, to provide financing support to 1Verge Information, whether or not 1Verge Information actually incurs any such operational loss. The Company will not request repayment if 1Verge Information or its shareholders are unable to do so.

The equity option agreements entered amongst Youku, 1Verge Internet, 1Verge Information, Tianshi and its shareholders on January 6, 2012, amended and restated in April and September 2013, contain terms substantially similar to the terms described above except the purchase consideration to be paid to the shareholders to acquire the equity interests in Tianshi shall be the lowest price then permitted by PRC law and Youku, 1Verge Internet or its designated party shall make payment of such price by cancelling all or a portion of the service fees, if any, due under the exclusive technical and consulting service agreement. If the Company, 1Verge Internet or its designated party is required by applicable laws or competent authorities to pay any consideration for exercise of the options, the shareholders of Tianshi agree to return all of such consideration to 1Verge Internet or its designated party after the completion of such equity interest transfers.

The equity option agreements entered amongst Tudou, Reshuffle Technology, Quan Toodou and its shareholders on August 22, 2012, amended and restated in April and September 2013, contain terms substantially similar to the terms described above.

Business operation agreements

Pursuant to the business operation agreement amongst 1Verge Internet, 1Verge Information and its shareholders, amended and restated in August 2010, 1Verge Information must appoint the persons designated by 1Verge Internet to be its executive director or directors, general manager, chief financial officer and any other senior officers. 1Verge Information agrees to accept the proposal provided by 1Verge Internet from time to time relating to employment, daily business and financial management. Without 1Verge Internet’s prior written consent, 1Verge Information shall not conduct any transaction which may materially affect its assets, obligations, rights or operations, including but not limited to, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party, or transfer of any rights or obligations under this agreement to a third party. The term of this agreement is ten years and will extend automatically for another ten year period unless 1Verge Internet provides written notice requesting no extension three months prior to the expiration date. 1Verge Internet may terminate the agreement at any time by providing 30 days advance written notice to 1Verge Information and to each of its shareholders. Neither 1Verge Information nor any of its shareholders may terminate this agreement prior to the expiration date or during the ten-year extension period.

The business operation agreement amongst 1Verge Internet, 1Verge Information and its shareholders was amended and restated in November 2012 and April 2013 such that the term of the agreement shall be automatically extended for successive ten year periods unless 1Verge Internet terminates the agreement by providing three months advance written notice prior to the expiration of a ten-year term.

The business operation agreements entered amongst 1Verge Internet, 1Verge Information, Tianshi and its shareholders on January 6, 2012, amended and restated in April and September 2013 and Reshuffle Technology, Quan Toodou and its shareholders on August 22, 2012, amended and restated in April and September 2013,  contain terms substantially similar to the terms described above.

Exclusive technical and consulting service agreements

Pursuant to the exclusive technical consulting and service agreement between 1Verge Internet and 1Verge Information, amended and restated in August 2010, 1Verge Internet or its designated party, has the exclusive right to provide technical and consulting services in return for a service fee determined based on a set formula defined in the agreement. During the term of the agreement, 1Verge Internet has the right to adjust the service fee at its sole discretion without the consent of 1Verge Information. Without 1Verge Internet’s prior written consent, 1Verge Information shall not engage any third party for any of the technical and consulting services provided under this agreement. In addition, 1Verge Internet exclusively owns all intellectual property rights resulting from the agreement. The term of this agreement is ten years and will extend automatically for another ten-year period unless 1Verge Internet gives a written notice terminating this agreement three months before the expiration date. 1Verge Information is not permitted to terminate the agreement prior to the expiration date, unless 1Verge Internet fails to comply with any of its obligations under the agreement and such failure renders the continued performance of this agreement impossible.

The exclusive technical consulting and service agreement was amended and restated in November 2012 such that 1Verge Internet may transfer its rights or obligations under this agreement to any third party without the consent of 1Verge Information, but shall inform 1Verge Information of the assignment.

The exclusive technical and consulting service agreement entered between 1Verge Internet, 1Verge Information and Tianshi on January 6, 2012, is substantially similar to the terms described above, except that the services provided by 1Verge Internet are relevant to the television drama, library management and other operations of Tianshi.

The exclusive technical and consulting service agreement entered between Reshuffle Technology and Quan Toodou on August 22, 2012, amended and restated in January 2013, contain terms substantially similar to the exclusive technical and consulting services agreement between 1Verge Internet and 1Verge Information that is described above.

Loan agreements

Under the loan agreements between 1Verge Internet and the shareholders of 1Verge Information, amended and restated in August 2010, 1Verge Internet provided interest-free loans in several tranches with an aggregate amount of RMB20.0 million to the shareholders of 1Verge Information solely for the initial capitalization of 1Verge Information and subsequent financial requirements in 1Verge Information. The loans can be repaid only with the proceeds from the sale of all of the equity interest in 1Verge Information to 1Verge Internet or its designated representative(s). The term of each loan is ten years from the first withdrawal of such loan by 1Verge Information’s shareholders, and will be automatically extended for another ten years unless terminated by written notice from 1Verge Internet to the shareholders of 1Verge Information three months prior to the due date.

The loan agreements were amended and restated in November 2012 amongst 1Verge Internet, 1Verge Information and its shareholders, such that the term of each loan is changed to be ten years from the execution date of this agreement and shall be automatically extended for successive ten year periods unless terminated by advance written notice from 1Verge Internet to the shareholders of 1Verge Information three months prior to the due date.

The loan agreements between Reshuffle Technology and the shareholder of Quan Toodou, amended and restated in January and September 2013, contains terms substantially similar to the terms described above, except that the total amount of loans that may be extended to the shareholders of Quan Toodou is RMB150 million, of which RMB70 million has been extended as of December 31, 2013.

Power of attorney agreements

Pursuant to the power of attorney agreements, amended and restated in August 2010, the shareholders of 1Verge Information each irrevocably granted 1Verge Internet or any individual or entity designated by 1Verge Internet in writing as their attorney-in-fact to vote, the rights to vote on their behalf on all matters of 1Verge Information requiting shareholder approval under PRC laws and regulations and 1Verge Information’s articles of association. This agreement will remain effective as long as the shareholders continue to hold equity interests in 1Verge Information.

The power of attorney agreements were amended and restated in November 2012 and April 2013, the shareholders of 1Verge Information each irrevocably granted any individual, appointed in writing by 1Verge Internet, who is approved by the Company as their attorney-in-fact, to vote on his/her behalf and exercise the full voting rights as the shareholder of 1Verge Information on all matters of 1Verge Information requiring shareholder approval under PRC laws and regulations and 1Verge Information’s articles of association. This agreement will remain effective as long as 1Verge Information exists. At the same time, 1Verge Internet passed a shareholders’ resolution indicating that all activities related to the powers and rights assigned pursuant to the power of attorney agreements shall be exercised at the direction and approval of the Company and the resolution will be effective for the same term as the power of attorney agreements.

The shareholders of Tianshi and Quan Toodou each granted an irrevocable power of attorney to 1Verge Internet effective from January 6, 2012, amended and restated in April and September 2013, and Reshuffle Technology effective from August 22, 2012, amended and restated in April and September 2013, respectively, with terms substantially similar to the terms describe above. At the same time, 1Verge Internet and Reshuffle Technology also passed shareholders’ resolutions with respect to the power of attorneys for Tianshi and Quan Toodou with terms substantially similar to the terms described above.

Equity interest pledge agreements

Pursuant to the equity interest pledge agreements between 1Verge Internet and the shareholders of 1Verge Information, amended and restated August 2010 and November 2012, the shareholders of 1Verge Information pledge all of their equity interests in 1Verge Information to 1Verge Internet, to guarantee 1Verge Information and its shareholders’ performance of their obligations under the amended and restated loan agreements, the amended and restated exclusive technical and consulting service agreements and the amended and restated equity option agreements. If 1Verge Information and/or any of its shareholders breach their contractual obligations under this agreement, 1Verge Internet, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Without 1Verge Internet’s prior written consent, shareholders of 1Verge Information shall not transfer or assign the pledged equity interests, or create or allow any encumbrance that would prejudice 1Verge Internet’s interests. During the term of this agreement, 1Verge Internet is entitled to receive all of the dividends and profits paid on the pledged equity interests. The equity interest pledge will be effective upon the completion of the registration of the pledge with the competent local branch of the SAIC, and expire on the earlier of (i) the date on which 1Verge Information and its shareholders have fully performed their obligations under the above-referred agreements; or (ii) 1Verge Internet enforces the pledge pursuant to the terms and conditions under this agreement, to fully satisfy its rights under such agreements.

The equity interest pledge agreements entered among 1Verge Internet, 1Verge Information and the shareholders of Tianshi on January 6, 2012, amended and restated in September 2013 is substantially similar to the equity interest pledge agreement described above, except the guarantee scope of the equity interest pledge is limited to Tianshi and its shareholders’ performance of their obligations under the exclusive technical and consulting services agreement and the equity option agreement.

The equity interest pledge agreements entered among Reshuffle Technology and the shareholders of Quan Toodou on August 22, 2012, amended and restated in January and September 2013, is substantially similar to the terms described above, except that the guarantee scope of the equity interest pledge is limited to Quan Toodou and its shareholders’ performance of their obligations under the loan agreements, the exclusive technical and consulting services agreement and the business operations agreement.

Trademark license agreement and domain name license agreement

Pursuant to the trademark license and domain name license agreement between 1Verge Internet and1Verge Information, amended and restated August 2010, 1Verge Internet grants a non-exclusive and non-transferable license, without sublicense rights, to 1Verge Information to use its trademarks and domain names. 1Verge Information may only use the trademarks and the domain names in its own business operations. The license fee under each agreement is 5% of the total revenue of 1Verge Information. In addition, 1Verge Internet may reduce or exempt 1Verge Information all or part of the license fee. The term of this agreement is ten years and will extend for successive ten-year periods upon agreement of both parties.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and the Consolidated Affiliated Entities through the irrevocable power of attorney agreements, whereby the shareholders of the Consolidated Affiliated Entities effectively assigned all of their voting rights underlying their equity interest to any individual appointed by 1Verge Internet and Reshuffle Technology, the exercise of which will be at the direction and approval of the Company and Tudou, respectively. In addition, the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses and receive substantially all of the economic benefits of the Consolidated Affiliated Entities directly or through 1Verge Internet and Reshuffle Technology, pursuant to the commitment letters of financial support and the exclusive consulting and technical services agreements, respectively. Thus, the Company is considered the primary beneficiary of 1Verge Information and Tianshi and Tudou is considered the primary beneficiary of Quan Toodou. As a result of the above, the Company consolidates the Consolidated Affiliated Entities in accordance with Accounting Standards Codification (“ASC”) subtopic 810-10 (“ASC 810-10”) Consolidation: Overall.

In November 2012, 1Verge Internet ceased to be, and the Company became, the primary beneficiary of 1Verge Information, as the Company committed to provide unlimited financial support to 1Verge Information pursuant to the amended and restated equity option agreements and 1Verge Internet passed a shareholder’s resolution indicating that all activities related to the power and rights assigned pursuant to the power of attorney agreements shall be exercised at the direction and approval of the Company.

The Company, in consultation with its PRC counsel, believes that (i) the ownership structure of the Consolidated Affiliated Entities does not violate, breach, contravene or conflict with any applicable PRC laws; and (ii) each of the Contractual Agreements amongst the Primary Beneficiaries, 1Verge Internet, Reshuffle Technology and the Consolidated Affiliated Entities and their respective shareholders that are governed by PRC laws constitutes a legal, valid and binding obligation of the parties thereto and does not violate any requirements of PRC laws.

However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of any future PRC laws or regulations and could limit the Company’s ability, through the Primary Beneficiaries, to enforce its rights under these Contractual Agreements. Furthermore, shareholders of the Consolidated Affiliated Entities may not act in the best interests of the Company or may not perform their obligations under the above mentioned agreements. Such risks exist throughout the period in which the Company intends to operate its business through Contractual Agreements with the Consolidated Affiliated Entities.

In addition, if the current structure or any of the Contractual Agreements were found to be in violation of any existing or future PRC law, the Company may be subject to penalties, which may include, but not limited to, revocation of business and operating licenses, being required to discontinue or restrict its business operations, restriction of the Company’s right to collect revenues, blocking of the Company’s websites, being required to restructure its operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its business.

The following table sets forth the assets and liabilities of Consolidated Affiliated Entities included in the Company’s consolidated balance sheets:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Cash and cash equivalents	400,162	370,140	61,142
Restricted cash	9,003	2,679	443
Accounts receivable (net of allowance for doubtful accounts of RMB12,919 and RMB75,522 (US$12,475) as of December 31, 2012 and 2013, respectively)	915,653	1,344,915	222,164
Amounts due from inter-companies (1)	6,396	24,658	4,073
Other current assets	60,667	44,147	7,293
Total current assets	1,391,881	1,786,539	295,115
Property and equipment, net	14,818	40,501	6,690
Intangible assets, net	1,109,894	975,949	161,215
Other non-current assets	39,549	37,015	6,115
Total non-current assets	1,164,261	1,053,465	174,020
Total assets	2,556,142	2,840,004	469,135

Accounts payable	114,044	115,667	19,107
Advance from customers	21,603	18,425	3,044
Amounts due to inter-companies (2)	1,287,918	1,684,786	278,307
Accrued expenses and other current liabilities	867,128	969,702	160,183
Total current liabilities	2,290,693	2,788,580	460,641
Deferred tax liabilities	224,198	219,314	36,228
Other liabilities	—	4,000	661
Total non-current liabilities	224,198	223,314	36,889
Total liabilities	2,514,891	3,011,894	497,530

(1)         Amounts due from inter-companies represent fees and operating expenses paid by Consolidated Affiliated Entities on behalf of subsidiaries;

(2)         Amounts due to inter-companies represent expenses charged by subsidiaries for technology consulting and service fees provided to Consolidated Affiliated Entities.

The financial performance of the Consolidated Affiliated Entities is as follows:

	Years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Net revenues	889,144	1,950,624	2,969,464	490,521
Net income (loss)	53,169	353,637	(450,288)	(74,382)

As of December 31, 2013, there was no pledge or collateralization of the assets of Consolidated Affiliated Entities and the Primary Beneficiaries have not provided any financial support that it was not previously contractually required to. Restricted cash of RMB2,679 (US$443) may only be used to settle the obligations of the Consolidated Affiliated Entities. Creditors of the Consolidated Affiliated Entities have no recourse to the general credit of the Company.